Investment Securities - Summary of Amortized Cost and Estimated Fair Values of Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Amortized Cost	$ 4,149,895	$ 5,011,729
Gross Unrealized Gains	79	258
Gross Unrealized Losses	363,597	470,062
Allowance For Credit Losses	0	0
Estimated Fair Value	3,786,377	4,541,925
U.S. Treasury Securities and Obligations of U.S. Government Corporations and Agencies [Member]
Schedule of Investments [Line Items]
Amortized Cost	492,638	548,407
Gross Unrealized Gains	4	12
Gross Unrealized Losses	7,692	18,927
Allowance For Credit Losses	0	0
Estimated Fair Value	484,950	529,492
State and Political Subdivisions [Member]
Schedule of Investments [Line Items]
Amortized Cost	613,588	820,167
Gross Unrealized Gains	11	36
Gross Unrealized Losses	79,768	110,673
Allowance For Credit Losses	0	0
Estimated Fair Value	533,831	709,530
Residential Mortgage-Backed Securities, Agency [Member]
Schedule of Investments [Line Items]
Amortized Cost	1,217,744	1,369,471
Gross Unrealized Gains	7	4
Gross Unrealized Losses	167,810	194,531
Allowance For Credit Losses	0	0
Estimated Fair Value	1,049,941	1,174,944
Residential Mortgage-Backed Securities, Non-agency [Member]
Schedule of Investments [Line Items]
Amortized Cost	100,364	121,336
Gross Unrealized Gains	0	66
Gross Unrealized Losses	9,753	9,429
Allowance For Credit Losses	0	0
Estimated Fair Value	90,611	111,973
Commercial Mortgage-Backed Securities Agency [Member]
Schedule of Investments [Line Items]
Amortized Cost	511,560	627,768
Gross Unrealized Gains	13	8
Gross Unrealized Losses	52,275	65,223
Allowance For Credit Losses	0	0
Estimated Fair Value	459,298	562,553
Asset-backed Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	872,048	943,813
Gross Unrealized Gains	44	0
Gross Unrealized Losses	11,454	32,202
Allowance For Credit Losses	0	0
Estimated Fair Value	860,638	911,611
Single Issue Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	16,380	17,342
Gross Unrealized Gains	0	88
Gross Unrealized Losses	1,239	1,146
Allowance For Credit Losses	0	0
Estimated Fair Value	15,141	16,284
Other Corporate Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	325,573	563,425
Gross Unrealized Gains	0	44
Gross Unrealized Losses	33,606	37,931
Allowance For Credit Losses	0	0
Estimated Fair Value	$ 291,967	$ 525,538